Quarterly Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data [Abstract]
Net sales		$ 46,187	$ 44,288	$ 46,314	$ 45,861	$ 37,702	$ 37,084	$ 40,056	$ 37,875
Income from operations	12,019	7,476	5,569	10,903	10,464	7,088	6,845	9,424	9,256	34,411	32,613	30,661
Net income (loss)	$ (44,717)	$ (35,812)	$ (31,865)	$ 10,657	$ 10,133	$ 6,673	$ 6,602	$ 9,116	$ 8,969	$ (46,887)	$ 31,360	$ 29,709
Basic and diluted earnings (loss) per share	$ (1.00)	$ (0.84)	$ (0.87)	$ 0.33	$ 0.32	$ 0.21	$ 0.21	$ 0.28	$ 0.28	$ (1.31)	$ 0.97	$ 0.92